OTHER LIABILITIES AND LIABILITIES DIRECTLY ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2017
Other Liabilities And Liabilities Directly Associated With Non-current Assets Held For Sale
OTHER LIABILITIES AND LIABILITIES DIRECTLY ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE

NOTE 20 OTHER LIABILITIES AND LIABILITIES DIRECTLY ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE

a)        As of December 31, 2017 and 2016, the Bank´s other liabilities are as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Accounts and notes payable (1)	348,036	190,111
Dividends payable	703	298
Income received in advance	7,850	6,383
Valuation adjustments for hedges	3,091	—
Creditors through intermediation	21,933	22,648
Guarantees constituted by threshold effect (2)	79,589	49,776
Others liabilities	2,233	594
Total	463,435	269,810

(1)    Group obligations for business operations, such as withholding taxes, social security contributions, balances due on purchases of materials, balances due on obligations for leasing contracts for acquisition of fixed assets and other.

(2)    Guarantees from financial operations.

b)        As of December 31, 2017 and 2016, liabilities directly associated with non-current assets held for sale were as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Fair value liabilities SMU CORP S.A.	—	7,032
Total	—	7,032